FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
Schedule of fair value of financial assets and liabilities

 The fair value of financial assets and liabilities as of December 31, 2011 consisted of the following:

	Fair value measurement using
	Level 1	Level 2	Total
	RUR	RUR	RUR
Assets
Cash equivalents:
Bank deposits(1)	—	1,737	1,737
Investments in money market funds	3,603	—	3,603
Term deposits, current	—	4,789	4,789
Term deposits, non-current	—	2,344	2,344
Restricted cash	454	—	454
Loans to employees	—	137	137
Capital protected index-linked note—host contract	—	2,502	2,502
Capital protected index-linked note—derivative(2)	—	44	44

	4,057	11,553	15,610

Liabilities
Derivative contracts(2)	—	60	60
(1)
Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.

(2)
Amounts are measured at fair value on a recurring basis.

        The fair value of financial assets and liabilities as of December 31, 2012 consisted of the following:

	Fair value measurement using
	Level 1	Level 2	Level 3	Total	Total
	RUR	RUR	RUR	RUR	$
Assets
Cash equivalents:
Bank deposits(1)	—	5,530	—	5,530	182.1
Investments in money market funds	969	—	—	969	31.9
Term deposits, current	—	4,629	—	4,629	152.4
Term deposits, non-current	—	10,330	—	10,330	340.1
Marketable securities, current(2)	76	—	—	76	2.5
Marketable securities, non-current(2)	39	—	—	39	1.3
Restricted cash	214	—	—	214	7.0
Loans to employees	—	199	—	199	6.6
Derivative contracts (Notes 4, 10)(2)	—	—	8	8	0.3
Capital protected index-linked note—host contract (Note 9)	—	2,366	—	2,366	77.9
Capital protected index-linked note—derivative(2) (Note 9)	—	12	—	12	0.4

	1,298	23,066	8	24,372	802.5

Liabilities
Derivative contracts(2)	—	50	—	50	1.6
  (1)
  Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.

  (2)
  Amounts are measured at fair value on a recurring basis.

Schedule of carrying amounts and fair values of debt securities

	2011		2012
	Carrying amount	Fair value	Carrying amount		Fair value
	RUR	RUR	RUR	$	RUR	$
Puttable floating-rate note	805	808	—	—	—	—
Credit-linked notes	3,382	3,328	2,430	80.0	2,404	79.2

Total	4,187	4,136	2,430	80.0	2,404	79.2